Noncontrolling Interest (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 17, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 1,318,000	$ 684,612,000
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	6,448,000	(42,208,000)	$ 105,945,000
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	1,318,000	1,321,000
Percentage of ordinary shares held				100.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ (3,000)	$ 18,448,000	$ 46,990,000
Percentage of net income/(loss) attributable to noncontrolling interest recognized in consolidated statements of comprehensive income	0.00%	0.00%	33.00%
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 0	$ 683,291,000
Percentage of noncontrolling interest recognized in consolidated balance sheets	0.00%	66.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 6,451,000	$ (60,656,000)	$ 58,955,000